Goodwill (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure of reconciliation of changes in goodwill [abstract]
Schedule of Goodwill

HK$
COST
At April 30, 2020	—
Arising in acquisition of PolicyPal (note 14)	58,675

At April 30, 2021 and 2022	58,675